Fair value of financial instruments - Reconciliation Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value of financial instruments
Financial liabilities at beginning of period	€ (10,254)
Financial liabilities at end of period	(9,641)	€ (10,254)
At Fair Value-Liabilities | Level 3
Fair value of financial instruments
Financial liabilities at beginning of period	(439)	(659)
Net gains in income statement	(107)	94
Acquisitions through business combination	(48)
Deductions	7	2
Transfers into level 3		126
Other movements	(3)	(2)
Financial liabilities at end of period	€ (590)	€ (439)